Related Party Transactions - Additional Information (Detail)	Dec. 31, 2017
Economic Interests
Related Party Transaction [Line Items]
Common shareholders' ownership interests	5.79%
Voting Power
Related Party Transaction [Line Items]
Common shareholders' ownership interests	15.48%
aBitCool Incorporated
Related Party Transaction [Line Items]
Common shareholders' ownership interests	90.14%